Investment Strategy - Auxier Focus Fund	Nov. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of equity securities that the Adviser believes offer growth opportunities at a reasonable price. The Adviser will pursue an investment blend of equity securities of growth companies and value companies. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending upon the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other.

Although the Fund may invest in companies of any market capitalization, the Fund intends to focus its investments in the equity securities of medium to large U.S. companies (defined by the Adviser as companies with market capitalizations above $1 billion at the time of investment). Certain sectors of the market are likely to be overweighted compared to others because the Adviser focuses on sectors that it believes demonstrate the best fundamentals for growth at a reasonable price and value. The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

The Fund may invest in short- and long-term debt securities and convertible debt securities of U.S. companies if the Adviser believes that a company’s debt securities offer more potential for long-term total return with less risk than an investment in the company’s equity securities. The Fund may invest up to 25% of its net assets in “high-yield” fixed income securities rated at the time of purchase BB/Ba or lower by Standard & Poor’s or Moody’s or unrated but determined to be of comparable quality by the Adviser (“junk bonds”). The Fund also may invest up to 25% of its net assets in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies.

The Fund typically sells a security when the Adviser’s research indicates that there has been a deterioration in the company’s fundamentals, such as changes in the company’s competitive position or a lack of management focus. The Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser’s process does not identify other appropriate investments for the Fund.